SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liquidity Condition, Cash, cash equivalents and time deposits, Short-term investment, Property and equipment, Revenue Recognition, Advertising costs, Operating lease, Government grant and Employee benefits (Details)
¥ in Thousands, $ in Millions
	12 Months Ended			24 Months Ended
	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Significant Accounting Policies [Line Items]
Net income (loss)	¥ (592,199)	¥ (147)	¥ 226,120
Retained earnings (accumulated deficit)		389,967				¥ (243,162)
Net current liability						374,800
Depreciation and amortization	159,000
Share based compensation expense		124,000
Net Cash Provided by (Used in) Operating Activities	163,081	301,705	496,047
Impairment of long term investments	35,524	10,000
Restricted cash, collateral bank loan					$ 2	14,700
Deferred revenue liability						830,000
Cash, cash equivalents, time deposits and restricted time deposits		1,119,694				704,786
Short-term investment	0	950,000	420,000
Investment income	0	19,314	12,676
Advertising costs	339,385	270,790	213,078
Net revenues			1,520,035
Contributions to employee benefits	¥ 129,455	84,275	60,327
Number of operating segments | segment	2
Goodwill Impairment				¥ 0
Grant
Significant Accounting Policies [Line Items]
Net revenues	¥ 2,292	7,435	¥ 3,266
PRC | RMB Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits		910,804				511,866
PRC | US Dollar Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits		135,686				131,129
Hong Kong | RMB Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits		21				147
Hong Kong | US Dollar Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits		4,387				53,148
Hong Kong | HK Dollar Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits		1				15
US | US Dollar Denominated Bank Deposits
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits		¥ 68,795				6,311
Taiwan | TWD Denominated Bank Deposit
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits						¥ 2,170
Office buildings
Significant Accounting Policies [Line Items]
Useful life	45 years
Furniture
Significant Accounting Policies [Line Items]
Useful life	5 years
Minimum
Significant Accounting Policies [Line Items]
Operating lease term					1 year	1 year
Contributions to employee benefits, percentage of salary	24.30%
Business and Value Added Taxes	3.00%
Minimum | Office equipment
Significant Accounting Policies [Line Items]
Useful life	3 years
Maximum
Significant Accounting Policies [Line Items]
Operating lease term					10 years	10 years
Contributions to employee benefits, percentage of salary	53.10%
Business and Value Added Taxes	6.00%
Maximum | Office equipment
Significant Accounting Policies [Line Items]
Useful life	4 years